Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Deferred tax assets
Tax losses	$ 69,055	$ 61,742
Other temporary differences	5,720	3,687
Total deferred tax assets	74,775	65,429
Deferred tax liabilities
Intangible assets	79,741	76,553
Total deferred tax liabilities	79,741	76,553
Net deferred tax liabilities	4,966	11,124
Deferred tax assets expected to be settled after 12 months	74,775	65,429
Deferred tax liabilities expected to be settled within 12 months	99	99
Deferred tax liabilities expected to be settled after 12 months	$ 79,642	$ 76,454